PSF PGIM HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 91.3%
Bank Loans — 2.7%
Airlines — 0.2%
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%
4.500%(c)	04/21/28	1,367	$1,348,962
Electric — 0.2%
Heritage Power LLC,
Term Loan B, 1 - 3 Month LIBOR + 6.000%
7.000%(c)	07/30/26	1,868	1,098,822
Engineering & Construction — 0.0%
Landry’s Finance Acquisition Co.,
2020 Initial Term Loan, 1 Month LIBOR + 12.000%
13.000%(c)	10/04/23^	59	62,024
Entertainment — 0.1%
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 Month LIBOR + 2.750%
3.207%(c)	08/14/24	411	408,735
Housewares — 0.1%
SWF Holdings I Corp.,
Initial Term Loan, 3 Month LIBOR + 4.000%
4.750%(c)	10/06/28	790	765,313
Insurance — 0.2%
Asurion LLC,
New B-4 Term Loan, 1 Month LIBOR + 5.250%
5.707%(c)	01/20/29	1,290	1,260,330
Media — 0.1%
Diamond Sports Group LLC,
Second Lien Term Loan, SOFR + 3.250%
3.557%(c)	08/24/26	238	80,726
Term Loan, SOFR + 8.000%
8.195%(c)	05/25/26	363	367,769
			448,495
Oil & Gas — 0.4%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
10.000%(c)	11/01/25	1,385	1,480,219
Citgo Petroleum Corp.,
2019 Incremental Term B Loan, 1 Month LIBOR + 6.250%
7.250%(c)	03/28/24	752	748,498
			2,228,717
Retail — 0.2%
EG America LLC (United Kingdom),
Project Becker Additional Facility, 3 Month LIBOR + 4.250%
5.246%(c)	03/31/26	318	312,915
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month LIBOR + 3.750%
4.500%(c)	03/06/28	568	564,995
			877,910
Software — 0.8%
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 3 Month LIBOR + 3.750%
4.756%(c)	10/02/25	710	705,232
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (continued)
Software (cont’d.)
Second Lien Incremental Term Loan, 1 Month LIBOR + 5.500%
6.000%(c)	02/27/26	250	$247,031
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 1 Month LIBOR + 7.250%
8.250%(c)	06/13/25	975	956,963
First Lien Dollar Term Loan, 1 Month LIBOR + 3.500%
4.500%(c)	06/13/24	180	176,924
Greeneden U.S. Holdings II LLC,
B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%
4.866%(c)	12/01/27	470	469,172
Rackspace Technology Global, Inc.,
Term B Loan, 1 - 3 Month LIBOR + 2.750%
3.500%(c)	02/15/28	371	363,438
Skillsoft Finance II, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.750%
5.500%(c)	07/14/28	1,238	1,223,041
			4,141,801
Telecommunications — 0.4%
West Corp.,
Incremental B-1 Term Loan, 3 Month LIBOR + 3.500%
4.500%(c)	10/10/24	488	440,438
Initial Term B Loan, 3 Month LIBOR + 3.929%
4.929%(c)	10/10/24	129	117,859
Xplornet Communications, Inc. (Canada),
Refinancing Term Loan, 1 Month LIBOR + 4.000%
4.500%(c)	10/02/28	1,143	1,119,895
Second Lien Initial Term Loan, 1 Month LIBOR + 7.000%
7.500%(c)	10/01/29^	265	262,350
			1,940,542

Total Bank Loans (cost $15,442,892)			14,581,651
Convertible Bond — 0.1%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A
7.000%	04/18/22(oo)	454	360,687
(cost $46,396)
Corporate Bonds — 83.9%
Advertising — 0.5%
National CineMedia LLC,
Sr. Unsec’d. Notes
5.750%	08/15/26(a)	225	164,814
Terrier Media Buyer, Inc.,
Gtd. Notes, 144A
8.875%	12/15/27	2,200	2,256,295
			2,421,109
Aerospace & Defense — 3.0%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.805%	05/01/50	2,100	2,423,369
5.930%	05/01/60	725	839,238
A1

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28(a)	1,025	$960,391
7.125%	06/15/26(a)	1,150	1,126,964
7.500%	12/01/24	1,720	1,775,655
7.500%	03/15/25	824	828,352
7.875%	04/15/27(a)	3,825	3,746,088
Maxar Space Robotics LLC,
Sr. Sec’d. Notes, 144A
9.750%	12/31/23(a)	761	810,810
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A
7.500%	04/15/25(a)	800	829,117
TransDigm UK Holdings PLC,
Gtd. Notes
6.875%	05/15/26	600	612,081
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29	550	514,591
5.500%	11/15/27	775	772,086
7.500%	03/15/27	150	155,287
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	600	617,798
			16,011,827
Agriculture — 0.2%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	1,425	1,297,902
Airlines — 0.7%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
11.750%	07/15/25	800	934,439
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	125	124,907
5.750%	04/20/29	1,200	1,195,891
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	01/20/26(a)	425	425,278
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26(a)	640	630,144
4.625%	04/15/29	440	418,879
			3,729,538
Apparel — 0.3%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29	250	230,388
William Carter Co. (The),
Gtd. Notes, 144A
5.500%	05/15/25	300	309,882
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Apparel (cont’d.)
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	1,100	$977,381
			1,517,651
Auto Manufacturers — 1.7%
Allison Transmission, Inc.,
Gtd. Notes, 144A
3.750%	01/30/31	275	249,712
Sr. Unsec’d. Notes, 144A
4.750%	10/01/27	175	172,700
5.875%	06/01/29	225	229,719
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32(a)	575	513,483
4.750%	01/15/43	2,150	1,945,371
5.291%	12/08/46	3,600	3,494,862
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30(a)	375	352,886
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
7.750%	10/15/25	750	780,037
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/01/28	1,150	1,129,675
Wabash National Corp.,
Gtd. Notes, 144A
4.500%	10/15/28	350	316,023
			9,184,468
Auto Parts & Equipment — 1.6%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	2,175	2,088,759
American Axle & Manufacturing, Inc.,
Gtd. Notes
5.000%	10/01/29(a)	1,025	960,969
6.250%	03/15/26(a)	2,290	2,318,651
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26(a)	875	463,664
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	475	479,843
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)	475	434,376
4.500%	02/15/32	475	426,006
5.375%	11/15/27	175	174,013
5.625%	06/15/28	50	50,530
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	04/15/29	700	694,323
7.875%	01/15/29	125	131,716

A2

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
Titan International, Inc.,
Sr. Sec’d. Notes
7.000%	04/30/28	625	$629,308
			8,852,158
Banks — 0.2%
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)	600	567,514
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
7.625%	05/01/26	550	525,403
			1,092,917
Building Materials — 1.6%
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
6.125%	01/15/29(a)	975	905,535
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	01/31/27	325	323,715
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	1,325	1,273,416
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	350	339,193
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30	300	270,407
5.375%	02/01/28	325	327,446
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A
5.500%	02/01/30	600	561,077
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28(a)	1,500	1,476,613
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31	600	526,890
4.375%	07/15/30	1,050	961,968
4.750%	01/15/28	625	601,512
5.000%	02/15/27	690	685,191
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
6.500%	03/15/27	300	305,958
			8,558,921
Chemicals — 3.2%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43	1,705	1,995,662
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	09/30/28	275	255,530
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Sr. Unsec’d. Notes, 144A
7.500%	09/30/29(a)	225	$200,292
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27(a)	470	468,870
Gtd. Notes, 144A
4.625%	11/15/29(a)	620	568,746
5.750%	11/15/28(a)	1,010	981,610
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24(a)	1,110	1,019,738
Diamond BC BV,
Gtd. Notes, 144A
4.625%	10/01/29(a)	505	451,961
EverArc Escrow Sarl,
Sr. Sec’d. Notes, 144A
5.000%	10/30/29	740	675,692
Hexion, Inc.,
Gtd. Notes, 144A
7.875%	07/15/27(a)	1,000	1,058,538
Ingevity Corp.,
Gtd. Notes, 144A
3.875%	11/01/28	200	180,780
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.250%	06/01/27	506	504,346
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
4.250%	10/01/28	500	454,719
Sr. Unsec’d. Notes, 144A
6.250%	10/01/29	275	243,436
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	1,370	1,346,363
SCIH Salt Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	05/01/29(a)	200	179,739
SPCM SA (France),
Sr. Unsec’d. Notes, 144A
3.375%	03/15/30(a)	425	376,290
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A (original cost $1,419,738; purchased 07/19/19 - 08/21/20)(f)
10.500%	08/01/24	1,510	618,962
Sr. Sec’d. Notes, 144A (original cost $364,802; purchased 02/01/21)(f)
10.875%	08/01/24	372	378,809
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29(a)	1,395	1,305,825
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30	450	411,608
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	325	281,561

A3

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25(a)	1,770	$1,418,599
Sr. Sec’d. Notes, 144A
9.500%	07/01/25	500	525,002
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
4.875%	06/15/27	500	489,057
5.625%	10/01/24	100	101,426
Sr. Unsec’d. Notes, 144A
5.625%	08/15/29(a)	475	444,021
			16,937,182
Coal — 0.1%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
10.750%	05/15/26	363	389,610
Commercial Services — 4.1%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28	700	676,968
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	985	997,377
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)	1,625	1,434,915
9.750%	07/15/27	1,425	1,472,757
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28	1,260	1,189,973
4.625%	06/01/28(a)	415	388,198
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
5.625%	04/15/26	375	356,588
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29	325	301,523
4.625%	10/01/27	250	243,777
APi Escrow Corp.,
Gtd. Notes, 144A
4.750%	10/15/29	250	232,495
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
4.750%	04/01/28(a)	550	528,423
5.750%	07/15/27(a)	575	575,572
Brink’s Co. (The),
Gtd. Notes, 144A
5.500%	07/15/25	205	206,604
Carriage Services, Inc.,
Gtd. Notes, 144A
4.250%	05/15/29	275	256,779
Gartner, Inc.,
Gtd. Notes, 144A
3.625%	06/15/29(a)	325	307,601
3.750%	10/01/30	225	211,267
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Hertz Corp. (The),
Gtd. Notes, 144A
4.625%	12/01/26	225	$210,266
5.000%	12/01/29(a)	425	386,590
Metis Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29	1,725	1,621,138
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.500%	09/01/28(a)	1,250	1,199,055
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29	650	640,700
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.000%	02/01/25(a)	395	397,793
Service Corp. International,
Sr. Unsec’d. Notes
4.000%	05/15/31	950	886,353
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32(a)	450	419,703
3.875%	02/15/31(a)	175	165,475
4.000%	07/15/30	100	95,757
4.875%	01/15/28(a)	3,575	3,632,103
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26	3,110	3,237,025
			22,272,775
Computers — 0.5%
CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A
5.375%	10/31/26	200	196,080
Condor Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30(a)	530	508,268
NCR Corp.,
Gtd. Notes, 144A
5.000%	10/01/28(a)	325	311,423
5.125%	04/15/29	650	625,133
5.250%	10/01/30	680	644,109
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25	300	303,461
			2,588,474
Distribution/Wholesale — 0.4%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28(a)	2,150	2,012,268
Diversified Financial Services — 3.1%
Alliance Data Systems Corp.,
Gtd. Notes, 144A
4.750%	12/15/24	800	787,629

A4

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
goeasy Ltd. (Canada),
Gtd. Notes, 144A
4.375%	05/01/26(a)	400	$379,046
5.375%	12/01/24	100	99,773
Home Point Capital, Inc.,
Gtd. Notes, 144A
5.000%	02/01/26(a)	600	491,710
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	08/15/28	1,050	1,007,324
LD Holdings Group LLC,
Gtd. Notes, 144A
6.125%	04/01/28(a)	925	820,062
LFS Topco LLC,
Gtd. Notes, 144A
5.875%	10/15/26	850	800,291
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/15/29(a)	1,050	996,293
4.375%	05/15/31(a)	500	483,947
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	1,700	1,572,544
5.500%	08/15/28	475	457,452
6.000%	01/15/27(a)	310	315,817
Navient Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/29(a)	700	654,177
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28(a)	325	294,216
4.000%	09/15/30(a)	900	794,225
6.625%	01/15/28(a)	1,125	1,178,309
6.875%	03/15/25	1,275	1,340,507
7.125%	03/15/26(a)	2,550	2,726,018
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29(a)	425	364,623
5.375%	10/15/25	575	568,303
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A
6.375%	02/01/30(a)	650	611,694
			16,743,960
Electric — 4.2%
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29(a)	1,632	1,510,140
5.000%	02/01/31(a)	1,925	1,753,196
5.125%	03/15/28(a)	4,900	4,674,442
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A (original cost $690,294; purchased 01/17/19 - 12/01/21)(f)
13.000%	06/01/24	690	448,691
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	525	$533,688
6.625%	01/15/27(a)	442	456,139
Gtd. Notes, 144A
3.375%	02/15/29	275	244,932
3.625%	02/15/31(a)	675	594,674
3.875%	02/15/32	950	839,110
5.250%	06/15/29(a)	775	757,119
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	935	903,496
5.250%	07/01/30(a)	2,705	2,620,577
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	800	778,773
8.000%(ff)	10/15/26(oo)	1,150	1,157,100
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29	925	874,000
5.000%	07/31/27	1,515	1,489,857
5.500%	09/01/26(a)	1,350	1,356,962
5.625%	02/15/27	1,458	1,457,254
			22,450,150
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29	200	175,021
4.750%	06/15/28	225	204,639
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25(a)	500	519,952
7.250%	06/15/28	835	886,346
			1,785,958
Electronics — 0.2%
Likewize Corp.,
Sr. Sec’d. Notes, 144A
9.750%	10/15/25	1,030	1,042,716
Engineering & Construction — 0.3%
AECOM,
Gtd. Notes
5.125%	03/15/27	425	434,592
Artera Services LLC,
Sr. Sec’d. Notes, 144A
9.033%	12/04/25	550	549,674
TopBuild Corp.,
Gtd. Notes, 144A
3.625%	03/15/29(a)	500	455,041
4.125%	02/15/32(a)	325	295,019
			1,734,326

A5

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment — 3.3%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
10.000%	06/15/26	492	$441,861
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25	630	651,152
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29(a)	650	609,630
Caesars Resort Collection LLC/CRC Finco, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	07/01/25(a)	550	562,772
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26	450	455,059
Everi Holdings, Inc.,
Gtd. Notes, 144A
5.000%	07/15/29	225	213,189
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26(a)	2,025	2,108,013
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	01/15/27(a)	450	471,089
6.500%	02/15/25(a)	975	1,023,240
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29(a)	425	430,816
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29	850	784,762
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A
6.625%	11/15/27(a)	1,300	1,224,350
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/29(a)	750	669,946
5.625%	01/15/27(a)	1,625	1,615,087
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.625%	09/01/29(a)	550	473,491
5.875%	09/01/31(a)	1,200	1,027,470
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30(a)	400	394,160
Scientific Games International, Inc.,
Gtd. Notes, 144A
8.250%	03/15/26	2,847	2,964,439
8.625%	07/01/25	525	552,563
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29(a)	770	724,792
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25(a)	225	233,985
			17,631,866
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Environmental Control — 0.1%
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A
4.000%	08/01/28	200	$183,934
4.375%	08/15/29(a)	450	419,166
Madison IAQ LLC,
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29	125	112,076
			715,176
Foods — 3.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29(a)	800	722,180
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27(a)	1,460	1,394,399
C&S Group Enterprises LLC,
Gtd. Notes, 144A
5.000%	12/15/28	625	542,892
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25	475	459,370
Sr. Sec’d. Notes, 144A
4.625%	11/15/28	450	415,197
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.750%	02/15/28	450	474,356
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29	688	729,104
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	950	968,749
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46	1,875	1,859,257
4.875%	10/01/49	750	790,733
5.000%	07/15/35	163	174,604
5.000%	06/04/42	300	320,167
5.200%	07/15/45	250	270,487
5.500%	06/01/50	750	854,368
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	575	537,034
4.375%	01/31/32	575	536,893
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
3.500%	03/01/32	300	262,278
4.250%	04/15/31	475	439,246
5.875%	09/30/27	2,150	2,173,492
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30(a)	1,160	1,046,077
5.500%	12/15/29(a)	475	457,195
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31(a)	1,250	1,107,868

A6

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
US Foods, Inc.,
Gtd. Notes, 144A
4.750%	02/15/29(a)	325	$310,852
			16,846,798
Gas — 1.3%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25(a)	1,475	1,477,050
5.750%	05/20/27(a)	1,475	1,469,828
5.875%	08/20/26(a)	975	973,248
Ferrellgas Escrow LLC,
Sr. Sec’d. Notes, 8.956%
8.956%	03/30/31^	3,150	3,150,000
			7,070,126
Healthcare-Products — 0.8%
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	2,325	2,150,517
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)	2,225	2,070,119
			4,220,636
Healthcare-Services — 3.8%
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
3.500%	04/01/30(a)	300	275,585
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	05/15/30	425	408,192
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	1,925	1,688,528
4.625%	06/01/30	1,900	1,775,760
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	50	48,267
5.875%	02/01/29	100	109,648
7.050%	12/01/27	1,750	1,970,150
7.500%	11/06/33(a)	650	810,848
Gtd. Notes, MTN
7.750%	07/15/36	400	501,553
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27	150	145,090
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29(a)	1,175	1,111,540
MEDNAX, Inc.,
Gtd. Notes, 144A
5.375%	02/15/30(a)	425	411,051
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25(a)	1,175	1,205,243
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26	2,025	$2,120,081
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28(a)	1,475	1,499,260
Sec’d. Notes, 144A
6.250%	02/01/27(a)	700	718,945
Sr. Sec’d. Notes, 144A
4.250%	06/01/29	1,550	1,490,734
4.375%	01/15/30	850	816,650
Sr. Unsec’d. Notes
6.750%	06/15/23	325	338,643
6.875%	11/15/31(a)	2,550	2,759,630
			20,205,398
Home Builders — 4.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	725	641,519
4.625%	04/01/30	700	610,218
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27(a)	1,225	1,183,151
6.750%	03/15/25(a)	850	858,864
7.250%	10/15/29	1,850	1,863,475
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A (original cost $1,164,375; purchased 02/11/20 - 06/07/21)(f)
4.875%	02/15/30(a)	1,175	1,052,298
Gtd. Notes, 144A (original cost $634,375; purchased 9/10/19 - 03/06/20)(f)
6.250%	09/15/27	625	612,328
Sr. Unsec’d. Notes, 144A (original cost $627,625; purchased 05/11/21 - 11/17/21)(f)
5.000%	06/15/29	625	574,386
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27(a)	325	337,473
Gtd. Notes, 144A
3.875%	08/15/29	625	561,250
Forestar Group, Inc.,
Gtd. Notes, 144A
3.850%	05/15/26	350	326,319
5.000%	03/01/28(a)	600	564,338
KB Home,
Gtd. Notes
4.000%	06/15/31(a)	625	566,505
4.800%	11/15/29	450	435,120
6.875%	06/15/27	1,050	1,123,929
M/I Homes, Inc.,
Gtd. Notes
3.950%	02/15/30	125	110,167
4.950%	02/01/28	625	589,240

A7

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	1,150	$1,079,894
5.250%	12/15/27	1,000	988,444
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	525	530,630
6.000%	06/01/25(a)	975	1,026,077
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	02/15/28	1,175	1,116,183
4.750%	04/01/29	700	658,903
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/26	700	706,157
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	625	650,267
6.625%	07/15/27	1,875	1,933,645
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30(a)	1,242	1,214,157
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.875%	04/15/23	1,150	1,167,440
Tri Pointe Homes, Inc.,
Gtd. Notes
5.700%	06/15/28(a)	1,190	1,187,939
			24,270,316
Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29	175	159,652
Household Products/Wares — 0.4%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29	850	785,926
Central Garden & Pet Co.,
Gtd. Notes, 144A
4.125%	04/30/31	50	45,042
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A
7.000%	12/31/27(a)	825	664,033
Sr. Sec’d. Notes, 144A
5.000%	12/31/26	150	138,326
Spectrum Brands, Inc.,
Gtd. Notes, 144A
5.000%	10/01/29	800	752,953
			2,386,280
Housewares — 0.5%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31(a)	975	853,841
4.375%	02/01/32	275	243,589
4.500%	10/15/29	150	140,593
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Housewares (cont’d.)
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29	1,625	$1,392,217
			2,630,240
Insurance — 0.3%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	08/01/29(a)	450	416,520
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	06/30/29(a)	300	286,581
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	04/15/29	675	629,595
			1,332,696
Internet — 0.4%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27	275	257,091
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28	820	747,335
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
3.500%	03/01/29	400	368,149
NortonLifeLock, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25	875	874,168
			2,246,743
Iron/Steel — 0.3%
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29(a)	863	906,464
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.125%	01/15/30	225	210,444
4.375%	03/15/32	225	209,633
TMS International Corp.,
Sr. Unsec’d. Notes, 144A
6.250%	04/15/29	125	118,646
United States Steel Corp.,
Sr. Unsec’d. Notes
6.875%	03/01/29(a)	365	379,819
			1,825,006
Leisure Time — 0.2%
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	250	228,053
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A
5.625%	02/15/29	150	137,099

A8

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Leisure Time (cont’d.)
Vista Outdoor, Inc.,
Gtd. Notes, 144A
4.500%	03/15/29	525	$482,899
			848,051
Lodging — 1.5%
Boyd Gaming Corp.,
Gtd. Notes
4.750%	12/01/27(a)	250	248,742
Gtd. Notes, 144A
4.750%	06/15/31	275	264,950
8.625%	06/01/25	111	116,738
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32(a)	925	836,358
3.750%	05/01/29	275	258,437
4.000%	05/01/31	150	141,590
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	250	246,171
4.750%	10/15/28(a)	1,975	1,909,348
5.500%	04/15/27(a)	625	633,725
6.750%	05/01/25	1,250	1,292,402
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
5.875%	05/15/25	325	320,865
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29(a)	675	572,258
5.625%	08/26/28	1,350	1,165,741
			8,007,325
Machinery-Construction & Mining — 0.1%
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29(a)	550	528,387
Machinery-Diversified — 0.5%
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	12/15/28	625	582,437
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
10.125%	08/01/24	1,504	1,528,005
TK Elevator Holdco GmbH (Germany),
Gtd. Notes, 144A
7.625%	07/15/28	200	200,111
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27	424	420,782
			2,731,335
Media — 7.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	3,040	2,781,958
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31(a)	4,175	$3,805,439
4.500%	06/01/33	315	282,713
4.750%	03/01/30(a)	2,375	2,282,847
5.000%	02/01/28	930	920,919
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31(a)	1,190	1,002,774
4.125%	12/01/30(a)	575	506,323
5.375%	02/01/28(a)	890	864,196
5.500%	04/15/27	200	198,279
6.500%	02/01/29	200	201,795
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30(a)	3,275	2,736,208
5.000%	11/15/31	310	259,986
5.750%	01/15/30(a)	2,025	1,803,677
7.500%	04/01/28	200	196,533
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27	6,370	1,317,130
Sec’d. Notes, 144A
5.375%	08/15/26	3,115	1,193,632
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	285	285,859
5.125%	06/01/29	1,810	1,540,938
7.375%	07/01/28(a)	475	450,708
7.750%	07/01/26(a)	4,325	4,292,807
Gray Television, Inc.,
Gtd. Notes, 144A
5.875%	07/15/26(a)	1,335	1,367,699
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27(a)	350	361,816
Sr. Sec’d. Notes
6.375%	05/01/26	325	334,587
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	300	301,421
News Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/15/29	425	404,049
Nexstar Media, Inc.,
Gtd. Notes, 144A
4.750%	11/01/28(a)	435	420,842
5.625%	07/15/27(a)	455	460,719
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26	505	487,210
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28(a)	1,465	1,386,703
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.125%	02/15/27	285	259,062
5.875%	03/15/26(a)	625	610,070

A9

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/29	520	$494,979
5.125%	02/15/25(a)	1,760	1,761,006
6.625%	06/01/27(a)	1,275	1,335,982
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32	1,075	1,003,586
			37,914,452
Metal Fabricate/Hardware — 0.1%
Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	10/15/29(a)	475	443,381
Mining — 1.9%
Constellium SE,
Gtd. Notes, 144A
5.875%	02/15/26(a)	925	927,206
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	09/01/29(a)	1,200	1,209,048
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.500%	03/01/24	710	715,591
6.875%	10/15/27(a)	425	444,465
7.250%	04/01/23(a)	535	534,911
7.500%	04/01/25(a)	1,775	1,804,092
Freeport-McMoRan, Inc.,
Gtd. Notes
4.375%	08/01/28	135	135,774
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28(a)	575	602,973
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
4.500%	04/01/26	300	291,575
6.125%	04/01/29(a)	995	1,025,070
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.375%	05/15/25	421	423,105
7.500%	07/15/27(a)	1,350	1,402,034
Novelis Corp.,
Gtd. Notes, 144A
3.875%	08/15/31(a)	650	594,383
4.750%	01/30/30	50	48,572
			10,158,799
Miscellaneous Manufacturing — 0.2%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	425	427,131
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	570	540,029
			967,160
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
3.250%	02/15/29	230	$211,003
Oil & Gas — 6.3%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26	725	754,417
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Sr. Unsec’d. Notes
7.875%	12/15/24^(d)	5,200	35,360
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)	1,625	1,659,586
7.625%	02/01/29	778	842,280
8.375%	07/15/26	32	35,377
Apache Corp.,
Sr. Unsec’d. Notes
5.350%	07/01/49	75	72,324
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	850	872,573
9.000%	11/01/27	726	1,001,175
Athabasca Oil Corp. (Canada),
Sec’d. Notes, 144A
9.750%	11/01/26	1,894	2,015,361
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	02/01/26	300	307,557
5.875%	02/01/29(a)	300	309,943
6.750%	04/15/29(a)	675	715,475
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24(a)	450	454,631
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25(a)	1,525	1,542,778
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27	1,375	1,450,059
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30(a)	450	443,259
6.750%	03/01/29	825	849,280
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/29	200	200,126
5.625%	10/15/25	350	356,740
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28(a)	1,500	1,547,688
6.625%	07/15/25	230	239,441
EQT Corp.,
Sr. Unsec’d. Notes
3.900%	10/01/27(a)	625	623,732
5.000%	01/15/29	175	180,717

A10

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	275	$275,112
6.000%	02/01/31	200	202,212
6.250%	11/01/28(a)	900	910,823
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29(a)	450	456,203
7.125%	02/01/27	1,427	1,494,906
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26(a)	900	895,958
7.500%	01/15/28(a)	1,250	1,218,404
Nabors Industries, Inc.,
Gtd. Notes
5.750%	02/01/25(a)	1,300	1,265,292
Gtd. Notes, 144A
7.375%	05/15/27	50	51,939
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.550%	03/15/26	50	53,107
5.875%	09/01/25(a)	325	345,370
6.125%	01/01/31(a)	800	900,000
6.625%	09/01/30(a)	225	258,200
7.150%	05/15/28	275	304,285
7.875%	09/15/31	100	124,767
Parkland Corp. (Canada),
Gtd. Notes, 144A
4.500%	10/01/29	500	463,621
4.625%	05/01/30(a)	500	464,749
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
6.875%	01/15/29	200	203,305
7.125%	01/15/26(a)	1,225	1,252,870
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	1,075	1,088,952
Gtd. Notes, 144A
4.750%	02/15/30(a)	225	223,558
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32(a)	500	499,417
5.375%	02/01/29	125	126,849
5.375%	03/15/30	1,525	1,550,155
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.500%	05/15/29(a)	450	424,490
5.875%	03/15/28	100	101,562
Gtd. Notes, 144A
4.500%	04/30/30	1,175	1,083,623
Transocean, Inc.,
Gtd. Notes, 144A
7.250%	11/01/25	250	218,711
7.500%	01/15/26	875	760,096
8.000%	02/01/27(a)	500	423,657
			34,152,072
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers — 1.4%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27(a)	1,107	$1,010,896
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	08/15/26(a)	375	361,327
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27(a)	425	393,747
Clydesdale Acquisition Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	04/15/29	75	76,000
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28	820	747,549
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%
9.000%	01/15/26(a)	425	420,786
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
6.000%	09/15/28	960	949,454
LABL, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	11/01/28	525	496,099
6.750%	07/15/26	50	49,424
Sr. Unsec’d. Notes, 144A
8.250%	11/01/29(a)	1,000	884,935
10.500%	07/15/27	150	150,550
OI European Group BV,
Gtd. Notes, 144A
4.750%	02/15/30(a)	325	300,219
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.375%	08/15/25(a)	200	203,142
6.625%	05/13/27(a)	545	544,789
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28(a)	500	459,725
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)	50	46,466
TriMas Corp.,
Gtd. Notes, 144A
4.125%	04/15/29	325	297,275
			7,392,383
Pharmaceuticals — 3.1%
AdaptHealth LLC,
Gtd. Notes, 144A
4.625%	08/01/29(a)	500	456,178
5.125%	03/01/30(a)	750	696,676
6.125%	08/01/28(a)	820	813,522
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28(a)	1,350	1,111,620

A11

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
5.000%	02/15/29	600	$467,547
5.250%	01/30/30(a)	1,200	944,721
5.250%	02/15/31	1,250	973,301
6.125%	04/15/25	1,360	1,370,627
6.250%	02/15/29(a)	4,910	4,056,335
7.000%	01/15/28	675	604,814
Embecta Corp.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/30	475	448,349
6.750%	02/15/30	175	175,333
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	06/30/28	631	359,726
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	04/01/29	325	296,464
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29(a)	1,025	993,036
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	900	857,520
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	1,100	1,059,923
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	11/15/25	900	830,126
Prestige Brands, Inc.,
Gtd. Notes, 144A
3.750%	04/01/31(a)	450	401,644
			16,917,462
Pipelines — 3.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	750	749,030
5.750%	01/15/28(a)	1,825	1,866,106
7.875%	05/15/26	200	216,512
Cheniere Energy Partners LP,
Gtd. Notes
4.000%	03/01/31(a)	900	873,484
Cheniere Energy, Inc.,
Sr. Sec’d. Notes
4.625%	10/15/28	2,450	2,464,634
CNX Midstream Partners LP,
Gtd. Notes, 144A
4.750%	04/15/30	150	140,564
DCP Midstream Operating LP,
Gtd. Notes
5.625%	07/15/27	395	414,173
Gtd. Notes, 144A
6.450%	11/03/36	200	230,698
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	775	755,413
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.750%	07/15/23	110	$110,809
5.500%	07/15/28	50	50,244
Sr. Unsec’d. Notes, 144A
6.000%	07/01/25	275	280,679
6.500%	07/01/27	810	845,640
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.875%	01/15/29(a)	400	395,939
7.000%	08/01/27	260	261,517
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	2,069	2,048,718
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28(a)	1,275	1,232,953
6.000%	12/31/30(a)	975	946,075
7.500%	10/01/25	175	184,472
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.875%	02/01/31	275	277,130
5.000%	01/15/28	300	304,300
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	440	427,965
4.125%	08/15/31	315	309,234
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.600%(cc)	02/01/25	650	645,565
3.950%	06/01/25	300	301,857
4.550%(cc)	02/01/30(a)	1,075	1,074,432
5.450%	04/01/44	75	76,094
5.500%	08/15/48	300	297,009
			17,781,246
Real Estate — 1.5%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25	1,925	1,973,311
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	1,825	1,835,784
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29(a)	625	587,449
4.375%	02/01/31	500	469,959
5.375%	08/01/28(a)	720	722,343
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	1,525	1,460,164
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.250%	04/15/30(a)	1,050	966,105
5.750%	01/15/29	200	188,418
			8,203,533

A12

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) — 3.0%
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31	375	$321,437
9.750%	06/15/25	1,775	1,877,541
Sr. Unsec’d. Notes
4.750%	02/15/28(a)	2,350	2,135,241
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	01/15/28	1,175	1,186,637
Gtd. Notes, 144A
4.625%	06/15/25	185	186,989
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	700	647,714
5.000%	10/15/27(a)	825	839,307
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
5.875%	10/01/28	450	449,924
7.500%	06/01/25	1,435	1,497,424
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
4.500%	02/15/29	125	117,519
Sabra Health Care LP,
Gtd. Notes
5.125%	08/15/26	300	307,009
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29	330	299,996
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25	3,755	3,903,124
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
4.750%	04/15/28(a)	1,160	1,096,284
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.625%	12/01/29(a)	1,175	1,167,745
			16,033,891
Retail — 3.8%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	2,075	1,870,765
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	400	379,404
At Home Group, Inc.,
Gtd. Notes, 144A
7.125%	07/15/29(a)	1,650	1,428,646
Sr. Sec’d. Notes, 144A
4.875%	07/15/28	100	89,527
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	425	425,495
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Sr. Unsec’d. Notes
3.875%	05/15/23	250	$250,076
Carrols Restaurant Group, Inc.,
Gtd. Notes, 144A
5.875%	07/01/29(a)	750	615,513
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	02/07/25	250	248,629
8.500%	10/30/25	1,075	1,100,291
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A
6.750%	01/15/30(a)	1,150	1,058,194
Sr. Sec’d. Notes, 144A
4.625%	01/15/29(a)	425	402,475
Foundation Building Materials, Inc.,
Gtd. Notes, 144A
6.000%	03/01/29	1,200	1,084,805
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29(a)	450	398,609
3.875%	10/01/31(a)	1,000	872,870
LBM Acquisition LLC,
Gtd. Notes, 144A
6.250%	01/15/29(a)	1,100	1,030,026
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29	500	471,120
Park River Holdings, Inc.,
Gtd. Notes, 144A
5.625%	02/01/29(a)	1,995	1,617,994
Patrick Industries, Inc.,
Gtd. Notes, 144A
4.750%	05/01/29(a)	375	323,695
7.500%	10/15/27	575	588,961
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	2,600	2,634,360
SRS Distribution, Inc.,
Gtd. Notes, 144A
6.000%	12/01/29(a)	475	440,665
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27(a)	350	354,885
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31(a)	1,050	986,356
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/29(a)	1,125	1,055,550
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A
6.875%	10/15/28(a)	625	592,385
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.375%	04/01/32	25	25,077
			20,346,373

A13

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software — 0.4%
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28	1,410	$1,337,232
Dun & Bradstreet Corp. (The),
Gtd. Notes, 144A
5.000%	12/15/29	200	189,000
Rackspace Technology Global, Inc.,
Sr. Sec’d. Notes, 144A
3.500%	02/15/28	530	474,720
			2,000,952
Telecommunications — 4.5%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27	950	979,223
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25(a)	1,521	1,440,047
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	03/01/26(a)	425	429,767
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000%
10.000%	04/01/24	256	255,511
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%
8.000%	04/01/25(a)	662	588,318
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A
8.000%	12/31/26(a)	618	574,302
Sr. Sec’d. Notes, 144A
8.750%	05/25/24	1,050	1,045,624
8.750%	05/25/24	1,058	1,053,769
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	5,310	4,945,602
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
6.500%	10/15/26	675	677,021
7.000%	10/15/28(a)	700	701,273
Intelsat Jackson Holdings SA (Luxembourg),
Gdt. Notes
5.500%	08/01/23^(d)	1,595	2
Gdt. Notes, 144A
8.500%	10/15/24^(d)	25	—
9.750%	07/15/25^(d)	3,955	4
Sr. Sec’d. Notes, 144A
6.500%	03/15/30	2,355	2,351,084
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.750%	07/15/29	145	128,581
4.250%	07/01/28	460	422,368
4.625%	09/15/27	335	316,030
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39(a)	1,035	997,682
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sr. Unsec’d. Notes, Series U
7.650%	03/15/42	125	$120,632
Northwestern Bell Telephone,
Sr. Unsec’d. Notes
7.750%	05/01/30	100	114,662
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28(a)	430	497,912
8.750%	03/15/32	731	984,386
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25(a)	885	971,279
7.625%	03/01/26	500	564,654
7.875%	09/15/23(a)	1,175	1,249,107
Switch Ltd.,
Gtd. Notes, 144A
4.125%	06/15/29	275	270,537
Viasat, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	04/15/27	75	73,997
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25(a)	930	909,597
Viavi Solutions, Inc.,
Gtd. Notes, 144A
3.750%	10/01/29	175	165,003
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	03/01/27	115	105,837
Sr. Unsec’d. Notes, 144A
6.125%	03/01/28(a)	1,125	1,006,776
			23,940,587
Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
3.375%	04/01/26	125	122,580
Trucking & Leasing — 0.1%
Fortress Transportation & Infrastructure Investors LLC,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/28(a)	775	705,486

Total Corporate Bonds (cost $473,678,879)			451,571,301
Residential Mortgage-Backed Securities — 0.0%
Adjustable Rate Mortgage Trust,
Series 2005-07, Class 1A1
3.052%(cc)	10/25/35	4	3,207
Alternative Loan Trust,
Series 2005-43, Class 4A3
2.736%(cc)	10/25/35	2	1,584
Series 2006-HY13, Class 4A1
3.118%(cc)	02/25/37	2	1,896
Series 2006-OA09, Class 2A1A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.659%(c)	07/20/46	3	1,999

A14

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
American Home Mortgage Assets Trust,
Series 2006-04, Class 1A12, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.667%(c)	10/25/46	16	$9,824
American Home Mortgage Investment Trust,
Series 2005-02, Class 4A1, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
2.329%(c)	09/25/45	—(r)	82
Banc of America Funding Trust,
Series 2006-B, Class 2A1
3.043%(cc)	03/20/36	3	3,362
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
3.185%(cc)	09/25/37	7	6,995
HarborView Mortgage Loan Trust,
Series 2006-05, Class 2A1A, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
0.809%(c)	07/19/46	5	2,629
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.380%)
0.837%(c)	09/25/46	3	3,157
JPMorgan Mortgage Trust,
Series 2007-S03, Class 1A96
6.000%	08/25/37	10	6,653
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA01, Class 1A1, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.667%(c)	04/25/46	2	1,575
Residential Accredit Loans Trust,
Series 2006-QA02, Class 3A1
5.398%(cc)	02/25/36	10	8,167
Residential Asset Securitization Trust,
Series 2007-A05, Class 2A3
6.000%	05/25/37	3	1,920
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2007-HY01, Class 2A3
3.021%(cc)	02/25/37	2	1,745
Series 2007-HY01, Class 4A1
3.086%(cc)	02/25/37	2	2,444

Total Residential Mortgage-Backed Securities (cost $56,545)			57,239

	Shares
Common Stocks — 4.6%
Diversified Telecommunication Services — 0.3%
Intelsat Emergence SA (Luxembourg)*	52,734	1,582,020
Electric Utilities — 0.4%
GenOn Energy Holdings, Inc. (Class A Stock) (original cost $1,273,580; purchased 02/28/19)*^(f)	11,836	1,657,040
Keycon Power Holdings LLC*^	2,150	303,150
		1,960,190
	Shares	Value
Common Stocks (continued)
Gas Utilities — 0.8%
Ferrellgas Partners LP (Class B Stock)	18,116	$4,211,970
Independent Power & Renewable Electricity Producers — 0.2%
Vistra Corp.	44,042	1,023,977
Oil, Gas & Consumable Fuels — 2.9%
Chesapeake Energy Corp.(a)	162,802	14,163,774
Chesapeake Energy Corp. Backstop Commitment	1,220	106,140
Civitas Resources, Inc.(a)	26,388	1,575,627
		15,845,541

Total Common Stocks (cost $9,363,912)		24,623,698
Preferred Stocks — 0.0%
Capital Markets — 0.0%
Goldman Sachs Group, Inc. (The), Series K, 6.375%(c), 3 Month LIBOR + 3.550%, Maturing 05/10/24(oo)	11,850	314,973
Construction Materials — 0.0%
New Millennium Homes LLC, Maturing 01/01/49^	409	2,045
Media — 0.0%
Adelphia Communications Corp.^	700	1

Total Preferred Stocks (cost $296,917)		317,019

	Units
Rights* — 0.0%
Diversified Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), expiring 12/05/25^	5,521	10,524
Intelsat Jackson Holdings SA, Series B (Luxembourg), expiring 12/05/25^	5,521	1,940
		12,464
Warrants* — 0.0%
Chemicals
TPC Group, Inc., expiring 08/01/24 (original cost $0; purchased 02/02/21)^(f)	1,057,859	4,972
(cost $0)

Total Long-Term Investments (cost $498,885,541)		491,529,031

A15

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Short-Term Investments — 37.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	35,530,833	$35,530,833
PGIM Institutional Money Market Fund (cost $165,657,738; includes $165,625,930 of cash collateral for securities on loan)(b)(wa)	165,807,359	165,658,133

Total Short-Term Investments (cost $201,188,571)		201,188,966

TOTAL INVESTMENTS—128.7% (cost $700,074,112)		692,717,997

Liabilities in excess of other assets(z) — (28.7)%		(154,494,172)

Net Assets — 100.0%		$538,223,825

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX	Credit Derivative Index
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $5,489,412 and 1.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $161,849,939; cash collateral of $165,625,930 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $6,174,789. The aggregate value of $5,347,486 is 1.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
118	2 Year U.S. Treasury Notes	Jun. 2022	$25,006,781	$(302,529)
354	5 Year U.S. Treasury Notes	Jun. 2022	40,599,375	(968,610)
148	10 Year U.S. Treasury Notes	Jun. 2022	18,185,500	(507,477)
				(1,778,616)
Short Positions:
2	20 Year U.S. Treasury Bonds	Jun. 2022	300,125	(65)
17	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	3,011,125	103,734
				103,669
				$(1,674,947)
A16

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Credit default swap agreements outstanding at March 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
EQT Corp.	06/20/22	5.000%(Q)	450	0.998%	$4,789	$3,581	$1,208	Credit Suisse International

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.38.V1	06/20/27	5.000%(Q)	27,740	$(1,289,262)	$(1,571,793)	$(282,531)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A17